Note 2 – Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Related Party Transactions [Abstract]
Salaries expense	$ 125,815	$ 105,000
Due to related party	$ 223,645	$ 223,645